Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000.00
Previously Paid Amount	0.00
Total Fee Amount	65.25
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 65.25
Narrative - Max Aggregate Offering Price	$ 750,000.00
Final Prospectus	true